NORTH SQUARE INVESTMENTS TRUST

North Square Strategic Income Fund

Class I: ADVNX
Class A: ADVAX

North Square McKee Bond Fund

Class R6: NMKBX

Class I: NMKYX

Supplement dated January 16, 2024
to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”)
dated February 28, 2023, as supplemented

This supplement contains new and additional information beyond that contained in the Statutory Prospectus, Summary Prospectus and SAI and should be read in conjunction with the Statutory Prospectus, Summary Prospectus and SAI.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statutory Prospectus, Summary Prospectus and SAI.

North Square Strategic Income Fund

Michael J. Martin will no longer serve as a Co-Portfolio Manager of the North Square Strategic Income Fund (the “Fund”). John L. Cassady, III, David L. Withrow, Jason M. Schwartz, Julia M. Batchenko and Brandon F. Bajema will remain Co-Portfolio Managers of the Fund. All references to Mr. Martin with respect to the Fund are hereby removed from the Statutory Prospectus, Summary Prospectus and SAI.

North Square McKee Bond Fund

Andrew Faderewski will no longer serve as a Co-Portfolio Manager of the North Square McKee Bond Fund (the “Fund”). Zachary Hubert, Vice President and Portfolio Manager, has become a Co-Portfolio Manager of the Fund. Mr. Hubert joined CS McKee in 2010 as a performance analyst and joined the fixed income team in 2012 as a research analyst. In 2018, Mr. Hubert was promoted to senior fixed income investment analyst and most recently has been made a Co-Portfolio Manager of the Fund. Mr. Hubert’s roles include various trading functions and portfolio construction, specializing in CS McKee’s shorter-term and bank fixed income products as well as providing research support for the securitized sectors. Mr. Hubert holds a bachelor’s degree, summa cum laude, in business administration from Duquesne University and holds the Charted Financial Analyst designation. Brian Allen, Bryan Johanson and Jack White will remain Co-Portfolio Managers of the Fund. All references to Mr. Faderewski with respect to the Fund are hereby removed from the Statutory Prospectus, Summary Prospectus and SAI.

1

The following information is added to the table in the section entitled “Other Accounts Managed by the Portfolio Managers” on page B-49 of the SAI:

Portfolio Managers	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Zachary Hubert*	1	$121	0	$0	249	$6,553

*Information is as of December 31, 2023.

Number of Accounts with Advisory Fee Based on Performance
Portfolio Managers	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Zachary Hubert*	0	$0	0	$0	4	$149

*Information is as of December 31, 2023.

The following information is added to the table in the section entitled “Ownership of the Funds by the Portfolio Managers” on page B-51 of the SAI:

Fund / Portfolio Manager	Dollar Range of Beneficial Ownership in the Funds
North Square McKee Bond Fund
Zachary Hubert	None

*Information is as of December 31, 2023.

Please retain this supplement for future reference.

2